Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 9,050	$ 8,310	$ 8,629
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	1,175	1,241	932
Realized capital gains and losses	(2,075)	(694)	(1,480)
Changes in:
Policy benefit and other insurance reserves	(22,072)	4,240	19,349
Income taxes	476	(205)	(2,174)
Receivable/payable to affiliates, net	(13,494)	(9,818)	(21,280)
Other operating assets and liabilities	37,802	(943)	369
Net cash provided by operating activities	10,862	2,131	4,345
Cash flows from investing activities
Proceeds from sales of fixed income securities	44,880	27,166	46,330
Collections on fixed income securities	25,268	38,691	35,334
Purchases of fixed income securities	(77,175)	(71,478)	(151,234)
Change in short-term investments, net	(1,379)	(3,023)	72,143
Net cash (used in) provided by investing activities	(8,406)	(8,644)	2,573
Net increase (decrease) in cash	2,456	(6,513)	6,918
Cash at beginning of year	3,550	10,063	3,145
Cash at end of year	$ 6,006	$ 3,550	$ 10,063